Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)		Total	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Class A Common Stock	Class B Common Stock
Balance (in Shares) at Dec. 28, 2020					0	0
Issuance of Class B common stock to Sponsors	[1],[2]	$ 25,000	$ 24,137			$ 863
Issuance of Class B common stock to Sponsors , (in Shares)	[1],[2]					8,625,000
Net income (loss)		(10,400)		$ (10,400)
Balance at Dec. 31, 2020		14,600	24,137	(10,400)		$ 863
Balance (in Shares) at Dec. 31, 2020					0	8,625,000
Accretion of Class A common stock subject to possible redemption amount		(31,725,999)	$ (24,137)	(31,701,862)
Net income (loss)		4,962,873		4,962,873
Balance at Mar. 31, 2021		(26,748,526)		(26,749,389)		$ 863
Balance (in Shares) at Mar. 31, 2021						8,625,000
Net income (loss)		(5,556,078)		(5,556,078)
Balance at Jun. 30, 2021		(32,304,604)		(32,305,467)		$ 863
Balance (in Shares) at Jun. 30, 2021						8,625,000
Net income (loss)		(18,724,535)		(18,724,535)
Balance at Sep. 30, 2021		$ (51,029,139)		$ (51,030,002)		$ 863
Balance (in Shares) at Sep. 30, 2021						8,625,000

[1]	On February 9, 2021, the Company effected a share capitalization of 1,437,500 shares of Class B common stock, resulting in an aggregate of 8,625,000 shares Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization. (see Note 4, 6 and 7)
[2]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. (see Note 4)